Components of Net Periodic (Benefit) Cost, Japanese Plans (Detail) (Japanese plans, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Components of net periodic (benefit) cost:
Service cost	¥ 910	¥ 983	¥ 949
Interest cost	197	213	253
Expected return on plan assets	(139)	(134)	(165)
Amortization of net actuarial loss	123	120	106
Amortization of prior service credit	(146)	(171)	(135)
(Gains) losses from curtailments and settlements		296	(249)
Net periodic pension cost	¥ 945	¥ 1,307	¥ 759